Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Annual Return [Percent]	14.01%	11.43%	(16.92%)	11.27%	13.90%	20.33%	(16.42%)	36.70%	8.81%	(4.61%)
SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Annual Return [Percent]	13.35%	15.99%	(9.39%)	23.60%	12.26%	26.71%	(4.14%)	21.34%	6.83%	(3.61%)
SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	2.33%	26.69%	(26.77%)	17.12%	59.08%
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Annual Return [Percent]	(11.31%)	(0.95%)	(12.23%)	12.11%